UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2006

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/26/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$ 84,161 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ---------------------------- -------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     3858    38973 SH       SOLE                    38973
VANGUARD TOTAL STK MKT         EF               922908769      397     3063 SH       SOLE                     3063
3M COMPANY                     COM              88579y101     2259    29850 SH       SOLE                    29850
ABBOTT LABORATORIES            COM              002824100     1937    45617 SH       SOLE                    45617
AMERICAN EXPRESS CO.           COM              025816109      914    17390 SH       SOLE                    17390
AMERICAN INTERNATIONAL GROUP I COM              026874107      313     4737 SH       SOLE                     4737
BANK OF AMERICA CORP.          COM              060505104     3114    68380 SH       SOLE                    68380
BERKSHIRE HATHAWAY CL B        COM              084670207     5048     1676 SH       SOLE                     1676
BIOMED REALTY TRUST INC.       COM              09063h107     2244    75695 SH       SOLE                    75695
BP PLC SPON ADR                COM              055622104     2406    34901 SH       SOLE                    34901
CHEVRON CORPORATION            COM              166764100      329     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     1890    87198 SH       SOLE                    87198
CITIGROUP INC.                 COM              172967101     3209    67946 SH       SOLE                    67946
COCA COLA CO.                  COM              191216100      216     5163 SH       SOLE                     5163
COGNEX CORPORATION             COM              192422103     2841    95840 SH       SOLE                    95840
CREE, INC.                     COM              225447101     2766    84295 SH       SOLE                    84295
DUKE REALTY CORP NEW           COM              264411505     2138    56335 SH       SOLE                    56335
EMERSON ELECTRIC CO.           COM              291011104     2258    27005 SH       SOLE                    27005
EQUITY OFFICE PROPERTIES TR    COM              294741103     3119    92877 SH       SOLE                    92877
EXXON MOBIL CORP.              COM              30231G102     2741    45032 SH       SOLE                    45032
FIRST DATA CORPORATION         COM              319963104     2066    44120 SH       SOLE                    44120
GENERAL ELECTRIC CO.           COM              369604103     4395   126380 SH       SOLE                   126380
HOME DEPOT INC.                COM              437076102     3103    73350 SH       SOLE                    73350
JOHNSON & JOHNSON              COM              478160104     2818    47586 SH       SOLE                    47586
JPMORGAN CHASE & CO.           COM              46625h100     1830    43960 SH       SOLE                    43960
KIMBERLY CLARK CORP.           COM              494368103      509     8800 SH       SOLE                     8800
MEDTRONIC INC.                 COM              585055106     2955    58225 SH       SOLE                    58225
MERRILL LYNCH & CO.            COM              590188108      801    10175 SH       SOLE                    10175
MICROSOFT CORP.                COM              594918104     2662    97826 SH       SOLE                    97826
NESTLE SPON ADR REPSTG REG SH  COM              641069406      298     4021 SH       SOLE                     4021
PEPSICO INC.                   COM              713448108     2287    39580 SH       SOLE                    39580
PLUM CREEK TIMBER CO. INC.     COM              729251108     2685    72705 SH       SOLE                    72705
PROCTOR GAMBLE CO.             COM              742718109     3318    57570 SH       SOLE                    57570
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     1824    29300 SH       SOLE                    29300
STATE STREET CORP.             COM              857477103      219     3630 SH       SOLE                     3630
SYSCO CORPORATION              COM              871829107     2339    72970 SH       SOLE                    72970
WAL MART STORES INC.           COM              931142103     2411    51038 SH       SOLE                    51038
WALGREEN COMPANY               COM              931422109     2632    61025 SH       SOLE                    61025
WYETH                          COM              983024100      335     6900 SH       SOLE                     6900
ZIMMER HOLDINGS, INC.          COM              98956p102      677    10009 SH       SOLE                    10009